Tracie Coop
State Street
1 Lincoln Street
Mail Stop SUM 0703
Boston, MA 02111
Tel +1 617 662 0717
TCoop@statestreet.com

July 10, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc. (the “Registrant”)

Securities Act File No. 33-97598

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated June 26, 2018 to the prospectus for the iShares J.P. Morgan EM Local Currency Bond ETF.

The purpose of this filing is to submit the 497 dated June 26, 2018 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Tracie Coop
Tracie Coop

cc: Benjamin Haskin, Esq.